STOCKHOLDERS' DEFICIT (Details) - $ / shares	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Options outstanding, beginning balance		1,170,000	610,000
Options issued		365,000	670,000
Options exercised
Options forfeited			(110,000)
Options outstanding, ending balance	610,000	1,535,000	1,170,000
Weighted average exercise price, options outstanding, beginning balance		$ 1.10	$ 1.23
Weighted average exercise price, options issued		1.00	1.00
Weighted average exercise price, options exercised
Weighted average exercise price, options forfeited			1.16
Weighted average exercise price, options outstanding, ending balance	$ 1.23	$ 1.10	$ 1.10
Weighted average remaining contractural life, outstanding		3 years 6 months 18 days	4 years 3 months 8 days
Weighted average remaining contractural life, exercisable	4 years 7 months 2 days		4 years 5 months 16 days